Description of the Plan (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	6 months
Requisite service period for full participation	1 year
Automatic deferral rate	15.00%
Participant contribution, automatic, annual increase deferral rate	1.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	4.00%
Maximum deductible limit for income tax purpose, percentage	25.00%
Contribution vesting percentage	20.00%
Number of loans per participant | loan	2
Maximum borrowing percentage	50.00%
Maximum, borrowing amount	$ 50,000
Involuntary cash-out limit	7,000
Administrative expenses	67,709
Forfeited nonvested account, decrease from employer contribution	$ 42,261	$ 34,017
Minimum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	1.00%
Automatic deferral rate	4.00%
General loan borrowing term	5 years
Interest rate (as a percent)	2.00%	2.00%
Maximum
EBP, Description of Plan [Line Items]
Maximum annual compensation to total compensation, percentage	100.00%
Automatic deferral rate	15.00%
General loan borrowing term	15 years
Interest rate (as a percent)	3.625%	3.625%